Quarterly Holdings Report
for
Fidelity Managed Retirement 2035 Fund℠
April 30, 2023
R99-NPRT3-0623
1.9907113.100
Domestic Equity Funds - 25.4%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	6,228	74,609
Fidelity Series Commodity Strategy Fund (a)	103	10,155
Fidelity Series Large Cap Growth Index Fund (a)	3,037	47,462
Fidelity Series Large Cap Stock Fund (a)	2,912	52,616
Fidelity Series Large Cap Value Index Fund (a)	6,939	97,903
Fidelity Series Small Cap Core Fund (a)	59	576
Fidelity Series Small Cap Opportunities Fund (a)	1,970	23,861
Fidelity Series Value Discovery Fund (a)	2,436	36,050
TOTAL DOMESTIC EQUITY FUNDS (Cost $326,965)		343,232

International Equity Funds - 24.5%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	1,616	22,727
Fidelity Series Emerging Markets Fund (a)	2,496	20,089
Fidelity Series Emerging Markets Opportunities Fund (a)	5,537	91,248
Fidelity Series International Growth Fund (a)	3,296	52,932
Fidelity Series International Index Fund (a)	1,907	21,791
Fidelity Series International Small Cap Fund (a)	1,024	16,667
Fidelity Series International Value Fund (a)	4,845	52,569
Fidelity Series Overseas Fund (a)	4,269	52,769
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $312,496)		330,792

Bond Funds - 47.3%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	1,160	11,032
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	14,300	115,257
Fidelity Series Corporate Bond Fund (a)	8,074	74,197
Fidelity Series Emerging Markets Debt Fund (a)	956	7,005
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	252	2,326
Fidelity Series Floating Rate High Income Fund (a)	152	1,349
Fidelity Series Government Bond Index Fund (a)	11,680	109,671
Fidelity Series High Income Fund (a)	888	7,294
Fidelity Series International Developed Markets Bond Index Fund (a)	6,310	54,076
Fidelity Series Investment Grade Bond Fund (a)	11,018	111,608
Fidelity Series Investment Grade Securitized Fund (a)	8,426	76,340
Fidelity Series Long-Term Treasury Bond Index Fund (a)	10,833	67,490
Fidelity Series Real Estate Income Fund (a)	215	2,065
TOTAL BOND FUNDS (Cost $630,826)		639,710

Short-Term Funds - 2.8%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 4.92% (a)(b)	9,015	9,015
Fidelity Series Short-Term Credit Fund (a)	520	5,032
Fidelity Series Treasury Bill Index Fund (a)	2,454	24,388
TOTAL SHORT-TERM FUNDS (Cost $38,393)		38,435

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,308,680)	1,352,169
NET OTHER ASSETS (LIABILITIES) - 0.0%	29
NET ASSETS - 100.0%	1,352,198

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	-	600,000	600,000	72	-	-	-	0.0%
Total	-	600,000	600,000	72	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	12,146	1,320	-	7	199	11,032
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	129,968	17,774	3	(2)	3,065	115,257
Fidelity Series Blue Chip Growth Fund	-	84,206	16,909	-	(459)	7,771	74,609
Fidelity Series Canada Fund	-	26,524	4,558	-	(266)	1,027	22,727
Fidelity Series Commodity Strategy Fund	-	13,449	2,860	-	(109)	(325)	10,155
Fidelity Series Corporate Bond Fund	-	83,683	9,936	771	(211)	661	74,197
Fidelity Series Emerging Markets Debt Fund	-	8,056	942	113	(33)	(76)	7,005
Fidelity Series Emerging Markets Debt Local Currency Fund	-	2,558	353	-	(4)	125	2,326
Fidelity Series Emerging Markets Fund	-	22,238	2,418	-	(73)	342	20,089
Fidelity Series Emerging Markets Opportunities Fund	-	116,920	28,406	-	(706)	3,440	91,248
Fidelity Series Floating Rate High Income Fund	-	1,536	190	31	(2)	5	1,349
Fidelity Series Government Bond Index Fund	-	122,852	14,841	726	(49)	1,709	109,671
Fidelity Series Government Money Market Fund 4.92%	-	12,483	3,468	98	-	-	9,015
Fidelity Series High Income Fund	-	8,336	1,030	118	(34)	22	7,294
Fidelity Series International Developed Markets Bond Index Fund	-	62,139	8,004	849	(36)	(23)	54,076
Fidelity Series International Growth Fund	-	59,709	10,283	-	(288)	3,794	52,932
Fidelity Series International Index Fund	-	24,760	4,476	-	(95)	1,602	21,791
Fidelity Series International Small Cap Fund	-	18,496	2,672	-	(81)	924	16,667
Fidelity Series International Value Fund	-	60,933	10,895	-	(337)	2,868	52,569
Fidelity Series Investment Grade Bond Fund	-	125,641	15,069	1,138	(153)	1,189	111,608
Fidelity Series Investment Grade Securitized Fund	-	86,394	10,378	736	(141)	465	76,340
Fidelity Series Large Cap Growth Index Fund	-	53,007	9,533	-	(189)	4,177	47,462
Fidelity Series Large Cap Stock Fund	-	58,659	8,680	-	(463)	3,100	52,616
Fidelity Series Large Cap Value Index Fund	-	112,024	14,200	239	(1,118)	1,197	97,903
Fidelity Series Long-Term Treasury Bond Index Fund	-	85,773	19,430	588	(410)	1,557	67,490
Fidelity Series Overseas Fund	-	59,040	10,292	-	(278)	4,299	52,769
Fidelity Series Real Estate Income Fund	-	3,505	1,415	22	(12)	(13)	2,065
Fidelity Series Short-Term Credit Fund	-	8,026	3,060	43	10	56	5,032
Fidelity Series Small Cap Core Fund	-	572	-	-	-	4	576
Fidelity Series Small Cap Opportunities Fund	-	28,251	4,083	-	(297)	(10)	23,861
Fidelity Series Treasury Bill Index Fund	-	35,094	10,693	286	-	(13)	24,388
Fidelity Series Value Discovery Fund	-	41,488	5,442	105	(349)	353	36,050
	-	1,568,466	253,610	5,866	(6,178)	43,491	1,352,169

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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